Other Receivables	12 Months Ended
Feb. 28, 2026
Other Receivables
Other Receivables

Note 9 – Other Receivables

At February 28, 2026 and February 28, 2025, the company has the following amounts related to other receivables:

	February 28, 2026	February 28, 2025
Other receivables represent:
Advances to suppliers	$1,498,558	$745,935
Security deposit	297,896	336,558
Others	14,772	14,472
Other receivables	$1,811,226	$1,096,965